Loss on sale of assets - Narrative (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure on Sale of Assets [Line Items]
Loss on sale of assets	$ 4,049,000	$ 1,365,000
Proceeds receivable	2,000,000	0
Cash proceeds received on sale	1,345,000	981,000
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Cash proceeds received	2,000,000
Note receivable	2,132,000
Maximum possible earn-out amount	$ 11,250,000
Earn-out period	12 months
Loss on sale of assets	$ 3,957,000	0
Proceeds receivable	2,000,000
Cash proceeds received on sale	2,000,000	0
SOFC assets
Disclosure on Sale of Assets [Line Items]
Loss on sale of assets	94,000	508,000
Cash proceeds received on sale	50,000	0
Telecom backup power assets
Disclosure on Sale of Assets [Line Items]
Loss on sale of assets	0	866,000
Cash proceeds received on sale	$ 0	$ 972,000
Estimated fair value of earn-out payments			$ 0